Vessels, Net	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment [Abstract]
Vessels, Net

NOTE 4 – VESSELS, NET

Total Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2025	$5,359,878	$(970,010)	$4,389,868
Additions/ (Depreciation)	456,878	(113,600)	343,278
Disposals/ Impairment/ Transfers to owned vessels	(190,097)	31,982	(158,115)
Balance June 30, 2026	$5,626,659	$(1,051,628)	$4,575,031

The above balances as of June 30, 2026 are analyzed in the following tables:

Owned Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2025	$4,883,853	$(924,547)	$3,959,306
Additions/ (Depreciation)	408,800	(106,434)	302,366
Disposals/ Impairment	(97,351)	19,904	(77,447)
Balance June 30, 2026	$5,195,302	$(1,011,077)	$4,184,225

Right-of-use assets under finance lease	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2025	$476,025	$(45,463)	$430,562
Additions/ (Depreciation)	48,078	(7,166)	40,912
Transfers to owned vessels	(92,746)	12,078	(80,668)
Balance June 30, 2026	$431,357	$(40,551)	$390,806

During the six month periods ended June 30, 2026 and 2025, the Company capitalized certain fees and costs related to vessels’ regulatory requirements, including ballast water treatment system installation, exhaust gas cleaning system installation and other improvements, that amounted to $2,943 and $16,134, respectively, and are presented under the caption “Acquisition of/ additions to vessels” in the condensed Consolidated Statements of Cash Flows (see Note 12 – Transactions with related parties and affiliates).

Acquisition of Vessels

2026

During the six month period ended June 30, 2026, Navios Partners took delivery of four 2026-built vessels (one 7,900 TEU containership and three Aframax/LR2 tanker vessels) from unrelated third parties for an aggregate acquisition cost of $324,780 (including $38,280 capitalized expenses).

During the six month period ended June 30, 2026, Navios Partners took delivery of a 2026-built MR2 product tanker vessel of 49,996 dwt from an unrelated third party by entering into a ten-year bareboat charter-in agreement, which provides for purchase options with de-escalating purchase prices. Navios Partners accounted for the bareboat charter-in agreement as a finance lease, and recognized a right-of-use asset at $48,078, being an amount equal to the initial measurement of the finance lease liability, including capitalized expenses, (see Note 6 – Borrowings), increased by the amount of $8,557, which was prepaid before the lease commencement.

During the six month period ended June 30, 2026, Navios Partners paid an aggregate amount of $45,136 to acquire from unrelated third parties three Kamsarmax vessels, which were previously accounted for as right-of-use assets under finance leases. The Company derecognized the right-of-use assets under the finance leases and recognized the vessels at an aggregate cost of $81,077.

2025

During the six month period ended June 30, 2025, Navios Partners took delivery of five 2025-built vessels (two 7,700 TEU containerships and three Aframax/LR2 tanker vessels) from unrelated third parties for an aggregate acquisition cost of $464,612 (including $49,934 capitalized expenses).

Sale of Vessels

2026

During the six month period ended June 30, 2026, Navios Partners sold four vessels to unrelated third parties for an aggregate net sale price of $122,978. Following the sale of the above vessels, an aggregate gain of $41,536 (including the remaining carrying balance of drydock and special survey cost of $3,995) is presented under the caption “Gain/ (loss) on sale of vessels, net” in the condensed Consolidated Statements of Comprehensive Income. This amount includes an impairment loss of $1,319 recognized during the first quarter of 2026 in connection with the intention to sell a 2006-built Panamax vessel of 75,356 dwt, as discussed below, with the sale completed during the second quarter of 2026.

2025

During the six month period ended June 30, 2025, Navios Partners sold three vessels to unrelated third parties for an aggregate net sale price of $33,717. Following the sale of such vessels and the classification of a vessel as held for sale, as discussed below, an aggregate loss of $329 (including the remaining carrying balance of drydock and special survey cost of $2,175 and the straight line asset associated with the vessel held for sale of $2,245) is presented under the caption “Gain/ (loss) on sale of vessels, net” in the condensed Consolidated Statements of Comprehensive Income. This amount includes an impairment loss of $2,992 in connection with the classification of a 2009-built transhipper vessel of 57,573 dwt as held for sale. This amount also includes an impairment loss of $3,790, recognized upon the classification of a 2006-built Panamax vessel of 76,596 dwt as held for sale as of March 31, 2025, with the sale completed during the three month period ended June 30, 2025.

Vessels “agreed to be sold”

2026

During the six month period ended June 30, 2026, Navios Partners agreed to sell a 2009-built VLCC tanker of 296,945 dwt to an unrelated third party. The gross sale price of the above vessel amounted to $63,500. The Company has performed an assessment based on provisions of ASC 360 and concluded that the held for sale criteria were not met and the vessel was not classified as held for sale as of June 30, 2026. The sale was completed during the third quarter of 2026 (see Note 15 – Subsequent events).

2025

During the six month period ended June 30, 2025, Navios Partners agreed to sell a 2009-built 4,250 TEU containership and a 2008-built 4,730 TEU containership to unrelated third parties. The aggregate gross sale price of the above vessels amounted to $65,500. The Company had performed an assessment based on provisions of ASC 360 and concluded that the held for sale criteria were not met and the vessels were not classified as held for sale as of June 30, 2025. The sale of the 2009-built 4,250 TEU containership was completed during the fourth quarter of 2025 and the sale of the 2008-built 4,730 TEU containership was completed during the first quarter of 2026.

In addition, as of June 30, 2025, the Company had initiated a process to sell a 2009-built transhipper vessel of 57,573 dwt to Navios South American Logistics Inc. (“NSAL”). The Company entered into a definitive agreement with NSAL in July 2025. The transaction was negotiated and approved by the Conflicts Committee of Navios Partners (see Note 12 – Transactions with related parties and affiliates). As of June 30, 2025, the above vessel had been classified as held for sale, according to the provisions of ASC 360, as the relevant criteria for the classification were met and was presented under the caption “Assets held for sale” in the condensed Consolidated Balance Sheets, measured at the lower of carrying value and fair value less costs to sell (see Note 8 – Fair value of financial instruments). The inventories associated with the vessel held for sale of $141 were presented under the caption “Assets held for sale” in the condensed Consolidated Balance Sheets. The sale was completed on July 30, 2025.

Vessels impairment loss

2026

As at June 30, 2026, Navios Partners assessed whether impairment indicators for any of its long-lived assets existed and concluded that no such indicators were present.

As at March 31, 2026, Navios Partners assessed whether impairment indicators for any of its long-lived assets existed and concluded that such indicators were present for a 2006-built Panamax vessel of 75,356 dwt, mainly due to the Company’s intention to sell the vessel. As at March 31, 2026, a recoverability test for this vessel was performed and an impairment loss of $1,319 was recognized, as the carrying amount of the asset group was not recoverable since it exceeded its fair value (see Note 8 – Fair value of financial instruments).

2025

As at June 30, 2025, Navios Partners assessed whether impairment indicators for any of its long-lived assets existed and concluded that no such indicators were present. During the second quarter of 2025, an impairment loss of $2,992 was recognized in connection with the classification of a 2009-built transhipper vessel of 57,573 dwt as held for sale, as described above, as the carrying amount of the asset group was not recoverable and exceeded its fair value less costs to sell (see Note 8 – Fair value of financial instruments).

As at March 31, 2025, Navios Partners assessed whether impairment indicators for any of its long-lived assets existed and concluded that no such indicators were present. During the three month period ended March 31, 2025, an impairment loss of $3,790 was recognized in connection with the committed sale of a 2006-built Panamax vessel of 76,596 dwt, which was completed in April 2025, as the carrying amount of the asset group was not recoverable and exceeded its fair value less costs to sell (see Note 8 – Fair value of financial instruments).